Bank Loans	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	Bank Loans

Summarized below are bank loans as of December 31, 2017 and 2016:

	December 31,
	2017	2016
China Merchants Bank (a)	$-	$4,321
Bank of Beijing (b)	3,689	7,072
Bank of China (c)	-	1,440
China Merchants Bank (d)	3,074	-
China Construction Bank (e)	2,982	9,996
China Construction Bank (f)	722	-
PingAn Bank (g)	-	4,321
Citi Bank (h)	4,611	4,129
Industrial and Commercial Bank of China (i)	3,074	-

Bank loans due within one year	18,152	31,279

Bank of Beijing (j)	6,851	6,420
China Construction Bank (k)	7,998	3,028

Long-term bank loans	14,849	9,448

Total bank loans	$33,001	$40,727

(a) On November 1, 2016, Sinovac Beijing entered into a one-year term bank loan with China Merchants Bank in the aggregate principal amount of $4,321 (RMB 30 million) to finance its working capital requirements, bearing interest at 15% above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.00% per year. Interest is payable quarterly and the loan was repaid on October 30, 2017.

(b) On September 18, 2015, Sinovac Beijing entered into a maximum credit facility of $7,202 (RMB 50 million) with Bank of Beijing to finance its working capital requirements. $1,368 (RMB 9.5 million) was drawn on April 14, 2016 and $1,426 (RMB 9.9 million) was drawn on May 25, 2016. These two tranches were repaid on April 14, 2017 and May 25, 2017, respectively. $1,426 (RMB 9.9 million) was drawn on June 27, 2016 and $1,426 (RMB 9.9 million) was drawn on July 27, 2016. These two tranches were repaid on June 27, 2017 and July 27, 2017, respectively. $1,426 (RMB 9.9 million) was drawn on August 30, 2016 and was repaid on August 30, 2017. $753 (RMB 4.9 million) was drawn on August 29, 2017 and is payable on August 29, 2018. $784 (RMB 5.1 million) was drawn on September 6, 2017 and is repayable on August 29, 2018. These two tranches bear interest at 4.57% and is payable quarterly. $1,537 (RMB 10 million) was drawn on October 13, 2017, and is repayable on October 13, 2018. $615 (RMB 4 million) was drawn on November 9, 2017 and is repayable on October 13, 2018. These two tranches bear interest at 5.00% and is payable quarterly.

(c) On September 26, 2016, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $720 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 144.2 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.79%. Interest is payable monthly and the loan was repaid on September 26, 2017. On October 12, 2016, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $720 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 144.2 base points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.79%. Interest is payable monthly and the loan was repaid on October 11, 2017. Prepaid land lease payments and buildings of Sinovac Dalian with a net book value of $ 8,182 (RMB 53.2 million) were pledged as collateral, which has been released in February 2018 and March 2018, respectively, after the loans were fully repaid.

(d) On February 23, 2017, Sinovac Beijing entered into a one-year term bank loan with China Merchants Bank in the aggregate principal amount of $3,074 (RMB 20 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.57% per year. Interest is payable quarterly. The loan was guaranteed by an unrelated third party, with a guarantee fee of $59 (RMB 0.4 million) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of no less than $5,379 (RMB 35 million) were pledged as collateral, which has been released after the loan repaid. The loan was repaid on February 22, 2018.

(e) On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $17,284 (RMB 120 million), which has been increased to $30,739 (RMB 200 million) in 2017, with China Construction Bank to finance its working capital requirements.

On March 8, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,202 (RMB 50 million) to finance its working capital requirements, bearing interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.57%. $7,202 (RMB 50 million) was drawn on March 8, 2016. Interest is payable monthly and the loan was repaid on March 7, 2017. On July 26, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,202 (RMB 50 million) to finance its working capital requirements, bearing interest at 5% below the prime rate of a one-year term loan published by the People’s Bank of China, at 4.13%. Interest is payable monthly. $2,218 (RMB 15.4 million) and $576 (RMB 4 million) were drawn on July 26, 2016 and August 12, 2016, respectively. These two tranches were repaid on July 25, 2017.

On September 5, 2017, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $2,982 (RMB 19.4 million) to finance its working capital requirements, bearing interest at 0.27% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.57%. Interest is payable monthly. $2,982 (RMB 19.4 million) was drawn on September 5, 2017 and is payable on September 4, 2018. Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijing’s debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $36,118 (RMB 235 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company was in compliance with covenants associated with the loan as of December 31, 2017. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $14,529 (RMB 94.5 million) were pledged as collateral against the loan as of December 31, 2017.

(f) On March 27, 2017, Sinovac R&D entered into a bank loan with China Construction Bank in the aggregate principal amount of $722 (RMB 4.7 million) to finance its working capital requirements, bearing an interest at 5% above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.43%. Interest is payable monthly and the loan was repaid on March 26, 2018. $768 (RMB 5 million) of cash was pledged as collateral.

(g) On June 24, 2016, Sinovac Beijing entered into a bank loan with PingAn Bank in the aggregate principal amount of $4,321 (RMB 30 million) to finance its working capital requirements. The loan bears interest at the prime rate of a one-year term loan published by the People’s Bank of China, at 4.35%. Interest is payable quarterly and the loan was repaid on June 24, 2017.

(h) On May 9, 2016, Sinovac Beijing entered into a revolving bank loan with Citi Bank with the aggregate principal limit of $4,611 (RMB 30 million) to finance its working capital requirements. The revolving loan bears interest at the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average rate at 4.47% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. $4,129 (RMB 28.7 million) was drawn during 2016 and remained outstanding as of December 31, 2016, which was repaid in 2017. $6,820 (RMB 44.4 million) was drawn during 2017 and repaid in the same year.  The outstanding balance of $4,611 (RMB 30.0 million) as of December 31, 2017 was fully repaid in the first quarter of 2018.

(i) On February 27, 2017, Sinovac Beijing entered into a bank loan with Industrial and Commercial Bank of China in the aggregate principal amount of $3,074 (RMB 20 million) to finance its working capital requirements. The loan bears interest at the prime rate of a one-year term loan published by the People’s Bank of China, at 4.35%. Interest is payable quarterly and the loan was repaid on February 27, 2018.

(j) On May 20, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $7,377 (RMB 48 million) with a term from July 2015 to May 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan’s interest rate is based on the prime rate of a five-year term loan published by the People’s Bank of China at the time withdraws are made. Interest is payable quarterly and the loan is repayable based on the payment schedule and shall be fully repaid before May 20, 2020. $753 (RMB 4.9 million) was drawn in 2015 with an annual interest rate of 5.25%, and $6,098 (RMB 39.7 million) was drawn in 2016 with an annual interest rate of 4.75%. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $2,383 (RMB 15.5 million) were pledged as collateral as of December 31, 2017.

(k) On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $10,758 (RMB 70 million) with China Construction Bank to finance construction of the Sabin inactivated polio vaccine facilities. On October 14, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,684 (RMB 50 million) with a term from October 2016 to October 2021. The loan bears interest at 5% below the prime rate of a five-year term loan published by the People’s Bank of China, adjusted every 12 months, currently at 4.51%. Interest is payable quarterly and the loan is repayable based on the payment schedule and shall be fully repaid before October 13, 2021. $3,230 (RMB 21.0 million) was drawn in 2016 and $4,454 (RMB 29.0 million) was drawn in 2017.  On August 17, 2017, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $3,074 (RMB 20 million) with a term from August 2017 to October 2021. The loan bears interest at prime rate of a five-year term loan published by the People’s Bank of China, adjusted every 12 months, currently at 4.75%. Interest is payable quarterly and the loan is repayable based on the payment schedule and shall be fully repaid before October 21, 2021. $314 (RMB 2.0 million) was drawn in 2017. $123 (RMB 0.8 million) and $191 (RMB 1.2 million) are payable on February 25, 2019 and August 25, 2019, respectively. Pursuant to the covenants set out in these two bank loan agreements, Sinovac Beijing’s debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $36,118 (RMB 235 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company was in compliance with such covenants as of December 31, 2017. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $14,529 (RMB 94.5 million) were pledged as collateral.

Aggregate maturities of loans for each of the next 5 years following December 31, 2017 are as follows:

Within 1 year	$18,152
In 2019	4,283
In 2020	7,338
In 2021	3,228
In 2022	-
Total	$33,001

The weighted average interest rate for all short-term and long-term bank loans was 4.61% in 2017 (2016 – 4.73%, 2015 - 4.83%). The weighted average interest rate for short-term loans was 4.51% in 2017 (2016 – 4.73%, 2015 - 5.23%). The Company incurred $2,171 in interest and financing expenses for the year ended December 31, 2017 (2016 - $1,841, 2015 - $2,059), of which $302 was capitalized in property, plant and equipment for the year ended December 31, 2017 (2016 - $75, 2015 - $nil).